Related Party Transactions - Schedule of Major Related Party and Relationship (Details)	9 Months Ended
Sep. 30, 2019
MEDx (Suzhou) Translational Medicine Co., Ltd. (Formerly known as Qiagen (Suzhou) translational medicine Co., Ltd)
Related Party Transaction [Line Items]
Relationship with the Group	Significant influence held by Samantha Du's immediate family